Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 18,193,111		$ 16,472,629	$ 20,002,960
Cash flows from operations	930,110	$ 2,685,338	4,657,679	186,365
Net income	$ (1,720,482)	$ 7,240,183	3,530,331	$ (3,973,128)
Working capital			857,542
Cash and cash equivalents			$ 4,699,372